Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
The following table presents domestic and foreign components of income (loss) before income taxes (in thousands):

	December 31,
	2020	2019
US	$(9,696)	$(12,672)
Foreign	(4,186)	(1,922)

	$(13,882)	$(14,594)

Summary of the Income Tax Provision	A summary of the income tax provision is as follows (in thousands):

	December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	1
Foreign	6	107

	7	108

Deferred:
Federal	—	—
State	—	—
Foreign	—	—

	$7	$108

Schedule of Reconciliation of the Federal Statutory Tax Rate to the Effective Income Tax Rate
The reconciliation
of the federal statutory income tax rate of 21% to the Company’s effective income tax rate is as follows (in percentage):

	December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
Foreign Tax	(0.1)%	(0.7)%
Foreign income taxed at non-US rates	(0.2)%	(0.0)%
Other permanent items	(0.9)%	(1.1)%
Research and development tax credits	2.2%	3.0%
Unrecognized tax benefits	(0.7)%	(0.7)%
Increase in Valuation Allowance	(21.7)%	(21.8)%
Others	0.3%	(0.4)%

	(0.1)%	(0.7)%

Schedule of Components of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets as of December 31, 2020 and 2019, are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$12,033	$9,142
Research and development tax credits	1,079	709
Accruals and Reserves	624	612
Stock-based compensation	93	65
Other	3	—

Gross deferred tax assets	13,832	10,528
Valuation Allowance	(13,711)	(10,276)

Total deferred tax assets	121	252
Deferred tax liabilities:
Fixed Assets	(121)	(252)

Total deferred tax liabilities	(121)	(252)

Total net deferred tax assets	$—	$—

Schedule of Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2020	2019
Beginning of the year	$707	$—
Increase - current year positions	760	600
Increase - prior year positions	—	107

End of the year	$1,467	$707